Investments in subsidiaries, associates and joint ventures - Noncontrolling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized financial information
Non-current assets	$ 67,604	$ 74,671
Total assets	92,007	91,713
Non-current liabilities	42,592	38,875
Total liabilities	57,186	52,720
Stockholders' equity	34,821	38,993	$ 44,832	$ 44,772
Equity attributable to noncontrolling interests	(923)	(1,074)
Net income (loss) from continuing operations	4,531	(2,180)	6,896
Net income (loss) attributable to noncontrolling interests	(350)	(497)	36
Dividends paid to noncontrolling interests	$ 14	184	182
Companhia Portuaria da Baia de Sepetiba
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Ferrous Resource Limited
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Mineracao Corumbaense Reunida S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Mineracoes Brasileiras Reunidas S.A. (MBR)
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Net income (loss) from continuing operations			434
Net income (loss) attributable to noncontrolling interests			174
Dividends paid to noncontrolling interests		162	168
New Steel Global
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Salobo Metais S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
PT Vale Indonesia
Summarized financial information
Ownership interest in subsidiary (as a percent)	44.30%
% Noncontrolling interest	55.70%
% Voting capital	44.30%
Current assets	$ 595	462
Non-current assets	1,881	1,630
Related parties - Stockholders	61	84
Total assets	2,537	2,176
Current liabilities	162	140
Non-current liabilities	53	61
Total liabilities	215	201
Stockholders' equity	2,322	1,975
Equity attributable to noncontrolling interests	1,292	806
Net income (loss) from continuing operations	84	67	58
Net income (loss) attributable to noncontrolling interests	$ 35	27	24
Vale Holdings B.V
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Canada Limited
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale International S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Malaysia Minerals Sdn. Bhd.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Manganes S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Newfoundland & Labrador Ltd
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Oman Distribution Center LLC
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Nouvelle Caledonie S.A.S.
Summarized financial information
Ownership interest in subsidiary (as a percent)	95.00%
% Noncontrolling interest	5.00%
% Voting capital	95.00%
Current assets	$ 2	169
Non-current assets		604
Related parties - Stockholders	49	34
Total assets	51	807
Current liabilities		199
Non-current liabilities		236
Related parties - Stockholders	281	344
Total liabilities	281	779
Stockholders' equity	(230)	28
Equity attributable to noncontrolling interests	(12)	1
Net income (loss) from continuing operations	(669)	(2,055)	351
Net income (loss) attributable to noncontrolling interests	$ (33)	(103)	18
Vale Mocambique S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	80.70%
% Noncontrolling interest	19.30%
% Voting capital	80.70%
Current assets	$ 352	188
Non-current assets	168	199
Related parties - Stockholders	29	29
Total assets	549	416
Current liabilities	341	320
Non-current liabilities	98	147
Related parties - Stockholders	12,185	10,221
Total liabilities	12,624	10,688
Stockholders' equity	(12,075)	(10,272)
Equity attributable to noncontrolling interests	(2,330)	(1,982)
Net income (loss) from continuing operations	(1,804)	(3,183)	(985)
Net income (loss) attributable to noncontrolling interests	(348)	(613)	(190)
Others
Summarized financial information
Equity attributable to noncontrolling interests	127	101
Net income (loss) attributable to noncontrolling interests	(3)	192	10
Dividends paid to noncontrolling interests	$ 14	184	$ 14
Vale Oman Pelletizing Company LLC
Summarized financial information
Ownership interest in subsidiary (as a percent)	70.00%
% Noncontrolling interest	30.00%
% Voting capital	70.00%
Dividends paid to noncontrolling interests		$ 21
Vale Shipping Holding Pte. Ltd.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%